Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.01
Amount Registered | shares	4,456,784
Proposed Maximum Offering Price per Unit	77.19
Maximum Aggregate Offering Price	$ 344,019,156.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,509.05
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers an indeterminate number of additional ordinary shares of Viking Holdings Ltd (the “Registrant”) that may be offered and issued under the Viking Holdings Ltd Second Amended and Restated 2018 Equity Incentive Plan (the “Incentive Plan”) and the Viking Holdings Ltd 2024 Employee Share Purchase Plan (the “ESPP”) to prevent dilution resulting from stock splits, stock distributions or similar transactions.
(2)
Represents 4,456,784 additional ordinary shares reserved for issuance under the Incentive Plan pursuant to the provision of the Incentive Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Incentive Plan.
(3)
Estimated solely for purposes of calculating the registration fee for the additional shares reserved under the Incentive Plan in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $77.19, which is the average of the high and low prices of the Registrant’s ordinary shares as reported on the New York Stock Exchange (“NYSE”) on February 24, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.01
Amount Registered | shares	4,456,784
Proposed Maximum Offering Price per Unit	77.19
Maximum Aggregate Offering Price	$ 344,019,156.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,509.05
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers an indeterminate number of additional ordinary shares of Viking Holdings Ltd (the “Registrant”) that may be offered and issued under the Viking Holdings Ltd Second Amended and Restated 2018 Equity Incentive Plan (the “Incentive Plan”) and the Viking Holdings Ltd 2024 Employee Share Purchase Plan (the “ESPP”) to prevent dilution resulting from stock splits, stock distributions or similar transactions.
(4)
Represents 4,456,784 additional ordinary shares reserved for issuance under the ESPP pursuant to the provision of the ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the ESPP.
(5)
Estimated solely for purposes of calculating the registration fee for the additional shares reserved under the ESPP in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $77.19, which is the average of the high and low prices of the Registrant’s ordinary shares as reported on the NYSE on February 24, 2026.